SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 company component
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of insurance companies through which the entity conducts operations		4
PROSPECTIVE ACCOUNTING STANDARDS
Number of capitalizable components of acquisition costs		4
After tax decrease in adjustment to consolidated shareholders' equity	$ 26.2
Reduction in book value per share (in dollars per share)	$ 1.24
RLI Ins.
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance		50
Mt. Hawley Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance		50
RIC
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance		48
Contractors Bonding and Insurance Company
DESCRIPTION OF BUSINESS
Number of states in which entity writes insurance		50